SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of all financial instruments measured at fair value on a recurring basis using Level 3 unobservable inputs

Warrant liabilities
US$
Initial recognition during the year ended December 31, 2018	1,741,720
Fair value change	(534,305)
Balance as of December 31, 2018	1,207,415
Fair value change	(1,207,415)
Balance as of December 31, 2019	—

Summary of estimated useful lives of property, equipment and software

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	4 years
Furniture and tools	3 - 5 years
Electronic equipment	3 years
Computer software	3 - 5 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets